Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary Of Contract liabilities

	2019 RMB million	2018 RMB million
Sales in advance of carriage	8,754	7,638
Frequent flyer program (Note 5)	2,057	2,046
Advances from customers	866	712

	11,677	10,396

Current portion	10,178	8,811
Non-current portion	1,499	1,585